RISK MANAGEMENT - Disclosure of Top 5 Issuers (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Investments	$ 5,089	$ 1,199
Credit risk | Corporate
Disclosure of credit risk exposure [line items]
Percentage %	53.00%	66.00%
Credit risk | Corporate | Top Five Largest Issuers
Disclosure of credit risk exposure [line items]
Investments	$ 161	$ 90
Credit risk | Corporate | Largest Issuer
Disclosure of credit risk exposure [line items]
Investments	$ 32	$ 18
Credit risk | Cash and cash equivalents and investments | Top Five Largest Issuers
Disclosure of credit risk exposure [line items]
Percentage %	3.00%	7.00%
Credit risk | Cash and cash equivalents and investments | Largest Issuer
Disclosure of credit risk exposure [line items]
Percentage %	1.00%	2.00%